SHAREHOLDERS' EQUITY (Details)			2 Months Ended	12 Months Ended
	Apr. 21, 2023 $ / shares shares	Feb. 14, 2022 USD ($)	Feb. 14, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Sep. 29, 2021 USD ($)	Oct. 16, 2020 USD ($)	Mar. 29, 2019 USD ($)	Jun. 16, 2017 $ / shares
Authorized Shares [Roll forward]
Balance at beginning of period (in shares) | shares			360,000,000	360,000,000
Balance at end of period (in shares) | shares				360,000,000	360,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares) | shares			183,694,196	183,694,196
Balance at beginning of period, outstanding (in shares) | shares			183,694,196	183,694,196
Balance at end of period, issued (in shares) | shares				208,796,444	183,694,196
Balance at end of period, outstanding (in shares) | shares				208,796,444	183,694,196
Common Stock [Roll forward]
At-the-Market Offering, Value				$ 49,096,000	$ 80,051,000	$ 20,670,000
Common Stock [Abstract]
Proceeds from Issuance of common stock				49,096,000	80,051,000	20,713,000	$ 17,900,000
Additional Paid in Capital [Abstract]
Share premium fund				167,100,000	118,000,000
Contributed Surplus Account [Abstract]
Dividend paid					9,700,000
Dividend charged to contribution surplus account					22,700,000
Contribution to surplus account				$ 507,100,000	$ 529,800,000
Shareholders' Rights Plan [Abstract]
Common share, par value (in dollars per share) | $ / shares				$ 0.01	$ 0.01
40 Million 2019, ATM Program [Member]
Common Stock [Abstract]
Gross amount after deducting sales commissions and other fees and expenses						40,000,000
Net amount after deducting sales commissions and other fees and expenses						$ 38,600,000
Common shares issued and sold (in shares) | shares						9,476,446
40 Million 2019, ATM Program [Member] | Maximum [Member]
Common Stock [Abstract]
At-the-market offering of common Stock										$ 40,000,000
60 Million 2020, ATM Program [Member]
Common Stock [Abstract]
Gross amount of at-the-market offering of common stock				$ 60,000,000
Net amount at-the-market offering of common stock				58,500,000
60 Million 2020, ATM Program [Member] | Maximum [Member]
Common Stock [Abstract]
At-the-market offering of common Stock									$ 60,000,000
60 Million 2021, ATM Program [Member]
Common Stock [Abstract]
Gross amount of at-the-market offering of common stock			$ 16,900,000	22,300,000
At-the-market offering, gross amount utilized		$ 39,200,000
Net amount at-the-market offering of common stock			$ 16,500,000	$ 21,700,000
Common shares issued (in shares) | shares			10,764,990	10,222,105
60 Million 2021, ATM Program [Member] | Maximum [Member]
Issued and Outstanding Shares [Roll forward]
At-the-Market Offering (in shares) | shares				14,337,258	10,222,105
Common Stock [Roll forward]
At-the-Market Offering, Value				$ 143,000	$ 102,000
Common Stock [Abstract]
At-the-market offering of common Stock								$ 60,000,000
60 Million 2022, ATM Program [Member]
Common Stock [Abstract]
Gross amount of at-the-market offering of common stock				33,600,000
Net amount at-the-market offering of common stock				$ 32,700,000
Common shares issued (in shares) | shares				14,337,258
Remaining available proceeds from offering				$ 26,400,000
60 Million 2022, ATM Program [Member] | Subsequent Event [Member]
Common Stock [Abstract]
Share price (in dollars per share) | $ / shares	$ 3.58
Remaining balance available, fully utilizing the new shares issued (in shares) | shares	7,386,354
60 Million 2022, ATM Program [Member] | Maximum [Member]
Common Stock [Abstract]
At-the-market offering of common Stock		$ 60,000,000	$ 60,000,000
Shareholders' Rights Agreement [Member]
Shareholders' Rights Plan [Abstract]
Preferred share purchase right											0.001
Common share, par value (in dollars per share) | $ / shares											$ 0.01
Shareholders rights, exercise price (in dollars per share) | $ / shares											$ 30
Percentage of common share ownership											15.00%
Common Stock [Member]
Authorized Shares [Roll forward]
Balance at beginning of period (in shares) | shares			360,000,000	360,000,000	360,000,000	360,000,000
Balance at end of period (in shares) | shares				360,000,000	360,000,000	360,000,000	360,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares) | shares			183,694,196	183,694,196	151,446,112	147,230,634
Balance at beginning of period, outstanding (in shares) | shares			183,694,196	183,694,196	151,446,112	147,230,634
At-the-Market Offering (in shares) | shares				25,102,248	32,248,084	4,215,478
Balance at end of period, issued (in shares) | shares				208,796,444	183,694,196	151,446,112	147,230,634
Balance at end of period, outstanding (in shares) | shares				208,796,444	183,694,196	151,446,112	147,230,634
Common Stock [Roll forward]
Balance at beginning of period			$ 1,836,000	$ 1,836,000	$ 1,514,000	$ 1,472,000
At-the-Market Offering, Value				251,000	322,000	42,000
Balance at end of period				$ 2,087,000	1,836,000	1,514,000	$ 1,472,000
Common Stock [Member] | 40 Million 2019, ATM Program [Member]
Issued and Outstanding Shares [Roll forward]
At-the-Market Offering (in shares) | shares							5,260,968
Common Stock [Abstract]
At-the-market offering of common Stock						$ 40,000,000	$ 40,000,000
Common Stock [Member] | 40 Million 2020, ATM Program [Member]
Issued and Outstanding Shares [Roll forward]
At-the-Market Offering (in shares) | shares						4,215,478
Common Stock [Roll forward]
At-the-Market Offering, Value						$ 42,000
Common Stock [Abstract]
At-the-market offering of common Stock					$ 60,000,000
Common Stock [Member] | 60 Million 2020, ATM Program [Member]
Issued and Outstanding Shares [Roll forward]
At-the-Market Offering (in shares) | shares				10,764,990	22,025,979
Common Stock [Roll forward]
At-the-Market Offering, Value				$ 108,000	$ 220,000
Common Stock [Abstract]
At-the-market offering of common Stock				60,000,000
Common Stock [Member] | 60 Million 2021, ATM Program [Member]
Common Stock [Abstract]
At-the-market offering of common Stock				$ 60,000,000	$ 60,000,000